(Increase)/decrease in working capital (Tables)	12 Months Ended
Jun. 30, 2026
(Increase)/decrease in working capital
Schedule of (increase)/decrease in working capital

	2026	2025	2024
	Rm	Rm	Rm
Increase in inventories[1]	(11 436)	(457)	(54)
Increase in trade receivables	(4 711)	(1 114)	(3 094)
Increase/(decrease) in trade payables	1 423	2 847	(1 693)
(Increase)/decrease in working capital	(14 724)	1 276	(4 841)
1

The increase in inventory during the year was primarily attributable to higher inventory values resulting from higher prices in the last quarter, the impact of Prax’s working capital in Natref and higher fuel inventory volumes held at year end.